Revenue and related balances (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Schedule of disaggregation of revenue	The following table represents disaggregation of revenue for the years ended December 31:

	2022	2021
	$	$
Subscription revenue	131,597	95,936
Professional services	11,315	8,306
	142,912	104,242

Schedule of revenue expected to be recognized in future years
The following table presents revenue expected to be recognized in future years related to performance obligations that are unsatisfied as at December 31:

	2023	2024	2025 and thereafter
	$	$	$
Subscription revenue	116,145	69,211	27,011
Professional services	2,620	13	7
	118,765	69,224	27,018

Reconciliation of contract assets and deferred revenue
The following table provides information about contract costs as at December 31:

	2022	2021
	$	$
Balance - January 1	5,239	2,801
Contract costs	9,643	4,787
Amortization expense	(4,173)	(2,349)
Balance - December 31	10,709	5,239

Current	2,778	1,390
Non-current	7,931	3,849
	10,709	5,239
The following table provides information about deferred revenue:

	2022	2021
	$	$
Balance - January 1	44,694	28,331
Decrease from revenue recognized	(142,712)	(102,645)
Increase due to amounts invoiced	156,279	119,522
Foreign currency translation and other movements	(1,954)	(514)
Balance - December 31	56,307	44,694

Reconciliation of accrued revenues
The following table provides information about accrued revenues:

	2022	2021
	$	$
Balance - January 1	3,241	706
Decrease from transfers to trade receivables	(3,536)	(162)
Increase from revenue recognized	3,583	2,697
Balance - December 31	3,288	3,241